Long-Term Investments	12 Months Ended
Dec. 31, 2022
Long-term Investments [Abstract]
Long-Term Investments
12.	Long-term investments
Long-term investments consisted of the following:

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance at December 31, 2020	1,000	—	—	—	1,000
Additions	209,900	—	749,955	—	959,855
Fair value change through earnings	—	—	591,506		591,506
Foreign currency translation	(546)	—	(2,639)	—	(3,185)

Balance at December 31, 2021	210,354	—	1,338,822	—	1,549,176

	Equity investments without readily determinable fair values (i)	Equity investments with readily determinable fair values (ii)	Debt investments (iii)	Equity method investments (iv)	Total
Balance at December 31, 2021	210,354	—	1,338,822	—	1,549,176
Additions	—	191,981	209,451	329,045	730,477
Fair value change through earnings	95,752	(78,282)	7,592		25,062
Share of results of equity method investees (iv)				4,117	4,117
Changes from equity investment to debt investment (iii)	(116,129)	—	116,129	—	—
Disposals (Note 26(5))	—	—	(165,000)	—	(165,000)
Foreign currency translation	1,023	(1,058)	119,137	32,098	151,200

Balance at December 31, 2022	191,000	112,641	1,626,131	365,260	2,295,032

(i) Equity investments without readily determinable fair values
In December 2021, the Group acquired minority common equity interests of a company, engaged in manufacturing of batteries for new energy vehicles for a total cash consideration of RMB190,000. The equity interests in common stock do not have readily determinable fair values because the investee is a privately held company. Accordingly, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
(ii) Equity investments with readily determinable fair values
In December 2021, the Group prepaid RMB50,000 as a subscription for a minority equity interest in common shares of a company engaged in research, development, production and sales of semiconductors, which was converted into common shares in January 2022
 (Note 13(iii)).
In October 2022, the Group paid HKD156,982 (equivalent to RMB141,981 as of the injection date) to acquire a minority equity interest in common shares of a company engaged in research, development, production and sales of batteries for new energy vehicles.
The minority equity interests in common shares have readily determinable fair values because the investees are listed companies and the Group does not have the ability to exercise significant influence over these investments. Accordingly, the Group accounted for them at fair value based on the quoted prices in active markets.

(iii) Debt investments
Investment in HT Flying Car Inc. (“Huitian”)
Huitian is a company incorporated in the Cayman Islands with limited liability and is mainly engaged in research, development, production and sales of flying vehicles. In January 2021, the Group acquired minority preferred equity interests of Huitian (“Huitian’s Series Angel preferred shares”), a related party of the Group, for a total consideration of RMB24,551 during Huitian’s Angel round of fund raising. The equity interests were not considered to be in-substance
common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. Huitian’s Series Angel preferred shares investment are considered equity securities that do not have readily determinable fair values given that it is a privately held company. Accordingly, upon the acquisition of the minority preferred equity interests of Huitian, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
In October 2021, the Group further invested US$90,000, equivalent to RMB574,146 as of the injection date, into Huitian during Huitian’s A round of fund raising. Among this investment, US$70,000 was in form of preferred shares (“Huitian’s Series A preferred shares”) and US$20,000 was in form of a convertible bond. Concurrently, Huitian’s Series Angel preferred shares previously acquired by the Group in January 2021 were modified to align with the terms of the newly invested Huitian’s Series A preferred shares. The Group concluded that both Huitian’s Series Angel and Series A preferred shares investment are debt securities since Huitian’s Series Angel (with now modified terms) and Series A preferred shares held by the Group are redeemable merely by the passage of time and redeemable at the option of the Group.
In anticipation of the change in accounting model applicable to Huitian’s Series Angel preferred shares as a result of the modification, the Group opted to change its measurement accounting policy relating to Huitian’s Series Angel preferred shares as permitted by ASC 321, and elected to measure the original Huitian’s Series Angel preferred shares at fair value immediately before the modification (discussed in the preceding paragraph). The difference of RMB591,506 between the carrying value and the fair value of Huitian’s Series Angel preferred shares immediately before the modification was recognized in earnings. The Group then reclassified Huitian’s Series Angel preferred shares from equity securities to debt securities upon the modification. The modified Huitian’s Series Angel preferred shares investment together with the new Series A preferred shares investment will be measured on an ongoing basis at fair value with changes recognized in earnings. In addition, the convertible bond (acquired in October 2021) held by the Group in Huitian was also accounted for under the fair value option model.

(iii) Debt investments (continued)

Investment in Dogotix Inc. (“Dogotix”)
Dogotix is a company incorporated in the Cayman Islands with limited liability and is mainly engaged in research and development of robots with human-robot interaction function. In April 2021, the Group acquired minority preferred equity interests of Dogotix (“Dogotix’s Series Angel preferred shares”), a related party of the Group, for a total cash consideration of RMB19,900 during Dogotix’s Angel round of fund raising. The equity interests were not considered to be in-substance
common stock as the preferred stock has substantive liquidation preference over the investee’s common stock. The investment is considered as equity securities that do not have readily determinable fair values given that it is a privately held company. Accordingly, the Group elected to use the measurement alternative under ASC 321 to measure such investment.
In October 2021, the Group acquired Dogotix’s convertible bonds in the amount of US$6,440 (equivalent to RMB41,258 as of the injection date) and elected to account for this investment at fair value option model.
In July 2022, the Group further invested US$14,000 (equivalent to RMB94,451 as of the injection date) into Dogotix’s preferred shares during its A round of fund raising (“Dogotix’s Series A preferred shares”). Concurrently, Dogotix’s Series Angel preferred shares previously acquired by the Group in 2021 were modified to align with the terms of the newly invested Dogotix’s Series A preferred shares. The Group concluded that both Dogotix’s Series Angel and Series A preferred shares investment are debt securities since Dogotix’s Series Angel (with now modified terms) and Series A preferred shares held by the Group are redeemable merely by the passage of time and redeemable at the option of the Group. In addition, the convertible bond (acquired in October 2021) held by the Group in Dogotix was converted into Series A preferred shares in
July
2022 and accounted
for
as debt investments under the fair value option model.
In anticipation of the change in accounting model applicable to Dogotix’s Series Angel preferred shares as a result of the modification, the Group opted to change its measurement accounting policy relating to Dogotix’s Series Angel preferred shares as permitted by ASC 321, and elected to measure the original Dogotix’s Series Angel preferred shares at fair value immediately before the modification (discussed in the preceding paragraph). The difference of RMB95,752 between the carrying value and the fair value of Dogotix’s Series Angel preferred shares immediately before the modification was recognized in earnings. The Group then reclassified Dogotix’s Series Angel preferred shares amounting to RMB116,129 from equity securities to debt securities upon the modification. The modified Dogotix’s Series Angel preferred shares investment together with the new Series A preferred shares investment will be measured on an ongoing basis at fair value with changes recognized in earnings.
Other principal debt investments
In December 2021, the Group acquired minority preferred equity interests of a company engaged in research, development, production and sales of LiDAR for a total cash consideration of RMB100,000. Subsequently, the Group disposed of this debt investment for a cash consideration of RMB100,000 to a related party in April 2022 (Note 26(5)).
In January 2022, the Group acquired minority preferred equity interests of a company engaged in research, development , production and sales of semiconductors for a total cash consideration of RMB65,000. Subsequently, the Group disposed of this debt investment for a cash consideration of RMB65,000 to a related party in October 2022 (Note 26(5))
In April 2022
,
 the Group acquired minority preferred equity interests of a company engaged in research, development, production and sales of batteries for new energy vehicles for a total cash consideration of RMB50,000.
The preferred shares held by the Group in connection with above each investment are debt securities as they become redeemable merely by the passage of time and are redeemable at the option of the Group as a holder. Accordingly, the Group elected to account for these investments under the fair value option model.

(iv) Equity Method Investments
In March 2022, the Company and other third party investors jointly set up an offshore investment fund (“Fund”), named Rockets Capital L.P, for the purpose of making investments in companies and businesses engaging in high technology sectors. The Company subscribed for a commitment of US$150,000 and invested consideration of US$51,874 (equivalent to RMB329,045 as of the injection date) into the Fund and currently holds a 60.7% financial interests in the Fund as a limited partner while the other 39.3% financial interests are held by other third party investors as of December 31, 2022.
Based on the Company’s assessment under ASC
810-10-15-14,
the investment fund (a limited partnership) is considered to be a VIE for accounting purposes. The Company is not considered the primary beneficiary of the investment due to the fact that the Company does not possess the power to direct activities of the Fund that would mostly impact its economics performance. As a result, the Company accounts for its 60.7% financial interest
s
 in the Fund using the equity method of accounting pursuant to ASC
323-30
considering that the Company has significant influence over the operating and investing activities of the Fund.